Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
9.	SHARE-BASED COMPENSATION

In September 2000, the Company adopted a share option plan (“2000 Option Plan”) which provides for the issuance of up to 4,010,666 common shares. The total number of common shares reserved under the 2000 Option Plan was increased to 5,530,578 in February 2004 and to 7,530,578 in July 2006. The 2000 Option Plan expired in 2010 and issuances from this plan ceased in 2009. On April 30, 2009, the Company adopted a new share option plan (“2009 Option Plan”). The 2009 Option Plan provides for the issuance of up to 5,000,000 common shares. The total number of common shares reserved under the 2009 Option Plan was increased to 10,000,000 in December 2011. Under the option plans, the directors may, at their discretion, issue share options to purchase the Company’s common shares to any senior executives, directors, employees or consultants of the Group. The share options are granted at the fair market value of the common shares at the date of grant and can be exercised within six years from the date of grant.

The following table summarizes the Company’s share option activity for the year ended December 31, 2012:

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2012	4,921,342	US$	15.01
Granted	1,320,864	US$	23.79
Exercised	(805,338)	US$	7.85
Forfeited	(169,328)	US$	14.10

Outstanding at December 31, 2012	5,267,540	US$	18.01	3.67	US$	37,474

Vested and expected to vest at December 31, 2012	5,023,253	US$	17.81	3.62	US$	36,707

Exercisable at December 31, 2012	2,599,540	US$	13.03	2.70	US$	30,508

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2012 and the exercise price for in-the-money options.

The total intrinsic value of options exercised for the three years ended December 31, 2010, 2011 and 2012 was RMB120,424, RMB41,546 and RMB84,524 (US$13,567), respectively.

As of December 31, 2012, there was RMB152,426 (US$24,466) of unrecognized share-based compensation cost related to non-vested share options. That deferred cost is expected to be recognized over a weighted average vesting period of 2.77 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation. For the year ended December 31, 2012, total cash received from the exercise of share options amounted to RMB39,818 (US$6,391).

A summary of non-vested share option activity for the year ended December 31, 2012 is presented below:

	Number of shares	Weighted average grant-date fair value
Non-vested at January 1, 2012	2,731,406	US$	7.96

Granted	1,320,864	US$	9.77
Vested	(1,214,942)	US$	7.03
Forfeited	(169,328)	US$	5.73

Non-vested at December 31, 2012	2,668,000	US$	9.17

Expected to vest at December 31, 2012	2,423,713	US$	9.20

There were no capitalized share-based compensation costs for the years ended December 31, 2010, 2011 and 2012. Share-based compensation expense with respect to the share option plans recognized during the years ended December 31, 2010, 2011 and 2012, totaled RMB23,962, RMB37,974 and RMB50,538 (US$8,112), respectively. The total fair value of share options vested during the year ended December 31, 2010, 2011 and 2012 was RMB21,153, RMB29,059 and RMB53,236 (US$8,545), respectively.